UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07460

Exact name of registrant as specified in charter:	Delaware Investments® Dividend and
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.
August 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 92.99%
Consumer Discretionary – 3.26%
JC Penney †	100,000	$943,000
Lowe’s	26,000	1,990,560
		2,933,560
Consumer Staples – 9.13%
Archer-Daniels-Midland	48,200	2,109,232
CVS Health	21,200	1,980,080
Kraft Heinz	23,233	2,079,121
Mondelez International	45,600	2,052,912
		8,221,345
Diversified REITs – 2.63%
Fibra Uno Administracion	104,000	201,291
Gramercy Property Trust	60,845	588,980
Intervest Offices &
Warehouses	14,738	407,042
Lexington Realty Trust	55,700	601,003
Vornado Realty Trust	2,965	306,314
Wereldhave	5,500	263,620
		2,368,250
Energy – 10.13%
Chevron	20,100	2,021,658
ConocoPhillips	50,500	2,073,025
Halliburton	46,800	2,012,868
Marathon Oil	61,400	922,228
Occidental Petroleum	27,200	2,090,320
		9,120,099
Financials – 9.85%
Allstate	30,000	2,068,800
Bank of New York Mellon	51,800	2,158,506
BB&T	56,800	2,186,800
Marsh & McLennan	32,100	2,170,923
Solar Capital	13,828	284,027
		8,869,056
Healthcare – 15.90%
Abbott Laboratories	46,500	1,953,930
Cardinal Health	24,900	1,983,783
Express Scripts Holding †	26,770	1,946,179
Johnson & Johnson	17,300	2,064,582
Merck	35,200	2,210,208
Pfizer	58,189	2,024,977
Quest Diagnostics @	25,700	2,128,474
		14,312,133
Healthcare REITs – 0.43%
Healthcare Trust of America
Class A	6,200	209,188
Welltower	2,300	176,525
		385,713
Hotel REITs – 1.27%
Ashford Hospitality Prime	1,790	27,763
Ashford Hospitality Trust	7,100	49,487
DiamondRock Hospitality	14,100	149,319
Hospitality Properties Trust	5,500	167,695
Host Hotels & Resorts	8,800	156,816
Pebblebrook Hotel Trust	5,400	162,216
Summit Hotel Properties @	30,200	431,860
		1,145,156
Industrial REITs – 0.62%
Duke Realty	6,600	185,592
Prologis	680	36,115
Terreno Realty	12,500	334,500
		556,207
Industrials – 6.86%
Northrop Grumman	9,700	2,057,079
Raytheon	14,900	2,087,937
Waste Management	31,700	2,026,898
		6,171,914
Information Technology – 9.23%
CA @	62,386	2,115,509
Cisco Systems	71,300	2,241,672
Intel	60,900	2,185,701
Xerox @	179,200	1,765,120
		8,308,002
Mall REITs – 2.02%
General Growth Properties	5,871	171,081
Simon Property Group	7,647	1,647,699
		1,818,780
Materials – 2.74%
EI du Pont de Nemours	31,300	2,178,480
Tarkett	8,063	283,127
		2,461,607
Mixed REITs – 0.16%
PS Business Parks	1,300	144,014
		144,014
Mortgage REITs – 0.48%
Colony Capital	9,700	179,159
Starwood Property Trust	10,900	249,610
		428,769

(continues)	NQ-DDF [8/16] 10/16 (17657) 1

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Multifamily REITs – 2.95%
ADO Properties 144A #	11,797	$517,542
American Homes 4 Rent	9,080	198,580
Apartment Investment &
Management	20,819	940,602
Equity Residential	5,600	363,272
Gecina	1,794	280,657
Post Properties	3,600	238,608
Vonovia	2,930	114,014
		2,653,275
Office REITs – 2.91%
alstria office REIT	18,775	261,782
Easterly Government
Properties	53,600	1,044,664
Equity Commonwealth †	15,800	494,382
Hudson Pacific Properties	3,300	110,451
Mack-Cali Realty	7,000	194,320
Parkway Properties	8,200	147,600
SL Green Realty	3,100	364,932
		2,618,131
Retail REITs – 0.26%
Klepierre	2,210	103,561
Wheeler Real Estate
Investment Trust	72,456	127,523
		231,084
Self-Storage REITs – 0.39%
Extra Space Storage	3,200	257,760
Jernigan Capital	5,900	95,521
		353,281
Shopping Center REITs – 2.50%
Brixmor Property Group	16,700	476,952
DDR	16,300	308,233
First Capital Realty	9,381	158,734
Kimco Realty	11,030	331,451
Kite Realty Group Trust	16,600	479,408
Ramco-Gershenson Properties
Trust @	10,500	204,015
Retail Properties of America	7,900	134,300
Urban Edge Properties	5,532	158,547
		2,251,640
Single Tenant REIT – 1.31%
STORE Capital	39,800	1,179,274
		1,179,274
Specialty REITs – 1.11%
GEO Group	50,000	1,002,000
		1,002,000
Telecommunications – 4.38%
AT&T	49,200	2,011,296
Century Communications @=†	500,000	0
Verizon Communications	36,900	1,930,977
		3,942,273
Utilities – 2.47%
American Water Works	2,900	214,571
Edison International	27,600	2,007,072
		2,221,643

Total Common Stock
(cost $63,823,760)		83,697,206

Convertible Preferred Stock – 1.90%
A Schulman 6.00% exercise
price $52.33, expiration
date 12/31/49 @	72	51,025
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49	155	192,353
Crown Castle International
4.50% exercise price
$85.77, expiration date
11/1/16	2,000	225,420
El Paso Energy Capital Trust I
4.75% exercise price
$50.00, expiration date
3/31/28 @	5,250	272,947
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	3,650	173,047
Halcon Resources 5.75%
exercise price $30.78,
expiration date 12/31/49	92	4,232
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49 @	182	258,804
Maiden Holdings 7.25%
exercise price $15.05,
expiration date 9/15/16	3,693	186,386
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	259	350,297
Total Convertible Preferred
Stock (cost $1,598,588)		1,714,511

2 NQ-DDF [8/16] 10/16 (17657)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds – 7.20%
Brokerage – 0.30%
Jefferies Group 3.875%
exercise price $44.19,
maturity date 11/1/29	267,000	$271,839
		271,839
Communications – 1.18%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
maturity date 5/1/18 @	351,000	345,296
Clearwire Communications
144A 8.25% exercise price
$7.08, maturity date
12/1/40 #	385,000	402,566
Liberty Interactive 144A
1.00% exercise price
$64.18, maturity date
9/30/43 #	364,000	314,725
		1,062,587
Consumer Cyclical – 0.48%
Huron Consulting Group
1.25% exercise price
$79.89, maturity date
10/1/19	146,000	151,840
Meritor 4.00% exercise price
$26.73, maturity date
2/15/27 ϕ	276,000	277,035
		428,875
Consumer Non-Cyclical – 1.48%
Brookdale Senior Living
2.75% exercise price
$29.33, maturity date
6/15/18	265,000	265,497
HealthSouth 2.00% exercise
price $37.59, maturity date
12/1/43	188,000	222,427
Hologic 2.00% exercise price
$31.18, maturity date
3/1/42 ϕ	101,000	138,054
NuVasive 144A 2.25%
exercise price $59.82,
maturity date 3/15/21 #	72,000	90,495
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, maturity date
12/15/18 @	283,000	262,836
Vector Group
1.75% exercise price
$24.64, maturity date
4/15/20 ●	223,000	249,621
Vector Group
2.50% exercise price
$15.98, maturity date
1/15/19 ●	72,000	103,895
		1,332,825
Energy – 0.15%
Helix Energy Solutions Group
3.25% exercise price
$25.02, maturity date
3/15/32	140,000	131,250
		131,250
Financials – 0.49%
GAIN Capital Holdings
4.125% exercise price
$12.00, maturity date
12/1/18 @	234,000	224,786
New Mountain Finance
5.00% exercise price
$15.93, maturity date
6/15/19 @	214,000	219,885
		444,671
Industrials – 0.28%
Chart Industries 2.00%
exercise price $69.03,
maturity date 8/1/18 @	262,000	255,614
		255,614
REITs – 0.89%
Blackstone Mortgage Trust
5.25% exercise price
$28.36, maturity date
12/1/18	326,000	355,340
Spirit Realty Capital 3.75%
exercise price $13.10,
maturity date 5/15/21 @	172,000	195,651
VEREIT 3.75% exercise price
$14.99, maturity date
12/15/20 @	242,000	247,295
		798,286
Technology – 1.78%
Cardtronics 1.00% exercise
price $52.35, maturity date
12/1/20	254,000	270,193
Ciena 144A 3.75% exercise
price $20.17, maturity date
10/15/18 #	126,000	158,839

(continues)	NQ-DDF [8/16] 10/16 (17657) 3

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
Technology (continued)
Electronics For Imaging
0.75% exercise price
$52.72, maturity date
9/1/19	192,000	$208,200
Intel 3.25% exercise price
$21.18, maturity date
8/1/39	130,000	227,582
j2 Global 3.25% exercise
price $69.08, maturity date
6/15/29	140,000	166,425
Knowles 144A 3.25%
exercise price $18.43,
maturity date 11/1/21 #	63,000	66,386
Micron Technology 3.00%
exercise price $29.16,
maturity date 11/15/43	258,000	231,555
PROS Holdings 2.00%
exercise price $33.79,
maturity date 12/1/19	280,000	269,500
		1,598,680
Transportation – 0.17%
Atlas Air Worldwide Holdings
2.25% exercise price
$74.05, maturity date
6/1/22	165,000	153,966
		153,966
Total Convertible Bonds
(cost $6,149,523)		6,478,593

Corporate Bonds – 38.45%
Banking – 1.50%
Credit Suisse Group 144A
6.25% 12/29/49 #●	200,000	196,374
JPMorgan Chase
6.75% 1/29/49 ●	335,000	378,202
Lloyds Banking Group
7.50% 4/30/49 ●	330,000	336,188
Popular 7.00% 7/1/19	230,000	238,625
UBS Group
6.875% 12/29/49 ●	200,000	199,369
		1,348,758
Basic Industry – 4.30%
AerCap Global Aviation Trust
144A 6.50% 6/15/45 #●	200,000	206,500
AK Steel 7.625% 5/15/20	124,000	121,520
ArcelorMittal 10.85% 6/1/19	130,000	155,675
Boise Cascade 144A
5.625% 9/1/24 #	195,000	199,875
Builders FirstSource
144A 5.625% 9/1/24 #	95,000	97,137
144A 10.75% 8/15/23 #	270,000	307,800
Cemex
144A 7.25% 1/15/21 #	200,000	215,000
144A 7.75% 4/16/26 #	200,000	227,000
Chemours
6.625% 5/15/23	100,000	96,500
7.00% 5/15/25	58,000	55,789
CVR Partners 144A
9.25% 6/15/23 #	105,000	104,475
FMG Resources August 2006
Pty
144A 6.875% 4/1/22 #	300,000	310,500
144A 9.75% 3/1/22 #	35,000	40,600
James Hardie International
Finance 144A
5.875% 2/15/23 #	200,000	209,500
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #	80,000	88,200
Kraton Polymers 144A
10.50% 4/15/23 #	90,000	100,800
NCI Building Systems 144A
8.25% 1/15/23 #	155,000	170,500
New Gold
144A 6.25% 11/15/22 #	66,000	68,475
144A 7.00% 4/15/20 #	70,000	72,450
NOVA Chemicals 144A
5.00% 5/1/25 #	130,000	134,550
PQ 144A 6.75% 11/15/22 #	185,000	196,563
Rayonier AM Products 144A
5.50% 6/1/24 #	120,000	111,396
Steel Dynamics
5.50% 10/1/24	110,000	116,325
Summit Materials
6.125% 7/15/23	195,000	198,900
144A 8.50% 4/15/22 #	60,000	65,850
U.S. Concrete 6.375% 6/1/24	190,000	198,550
		3,870,430
Capital Goods – 3.22%
Ardagh Packaging Finance
144A 6.00% 6/30/21 #	200,000	207,000
144A 7.25% 5/15/24 #	200,000	213,750
Ball 5.25% 7/1/25	90,000	97,763
BWAY Holding 144A
9.125% 8/15/21 #	220,000	226,050
Gardner Denver 144A
6.875% 8/15/21 #	300,000	278,250

4 NQ-DDF [8/16] 10/16 (17657)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
KLX 144A 5.875% 12/1/22 #	180,000	$189,810
Novelis 144A
6.25% 8/15/24 #	235,000	245,575
Plastipak Holdings 144A
6.50% 10/1/21 #	185,000	193,325
Reynolds Group Issuer
8.25% 2/15/21	255,000	265,488
Signode Industrial Group
144A 6.375% 5/1/22 #	175,000	179,375
StandardAero Aviation
Holdings 144A
10.00% 7/15/23 #	185,000	195,175
TransDigm 144A
6.375% 6/15/26 #	305,000	312,625
Zekelman Industries 144A
9.875% 6/15/23 #	275,000	294,937
		2,899,123
Communications – 2.63%
CenturyLink
6.75% 12/1/23	170,000	179,563
7.50% 4/1/24	60,000	65,213
Cogent Communications
Finance 144A
5.625% 4/15/21 #@	145,000	148,263
CommScope Technologies
Finance 144A
6.00% 6/15/25 #	115,000	122,619
DISH DBS
5.875% 11/15/24	52,000	51,480
144A 7.75% 7/1/26 #	215,000	229,940
DISH Network 144A
3.375% 8/15/26 #	123,000	128,919
Frontier Communications
10.50% 9/15/22	170,000	185,619
11.00% 9/15/25	115,000	124,631
Lamar Media 144A
5.75% 2/1/26 #	167,000	181,195
Level 3 Financing
5.375% 1/15/24	20,000	21,025
5.375% 5/1/25	160,000	168,600
Liberty Media 144A
2.25% 9/30/46 #	49,000	50,562
Sprint 7.875% 9/15/23	125,000	122,124
Sprint Communications
144A 7.00% 3/1/20 #	85,000	91,587
7.00% 8/15/20	136,000	134,640
Virgin Media Secured Finance
144A 5.25% 1/15/26 #	200,000	205,500
Zayo Group 6.00% 4/1/23	145,000	151,525
		2,363,005
Consumer Cyclical – 2.07%
American Builders &
Contractors Supply 144A
5.75% 12/15/23 #	100,000	106,000
American Tire Distributors
144A 10.25% 3/1/22 #	210,000	187,295
Beacon Roofing Supply
6.375% 10/1/23	135,000	145,800
Boyd Gaming 144A
6.375% 4/1/26 #	70,000	74,900
Group 1 Automotive 144A
5.25% 12/15/23 #	115,000	117,013
JC Penney 8.125% 10/1/19	185,000	200,031
L Brands
6.75% 7/1/36	95,000	102,553
6.875% 11/1/35	190,000	208,525
M/I Homes 6.75% 1/15/21	185,000	194,250
MGM Resorts International
4.625% 9/1/26	70,000	69,650
Mohegan Tribal Gaming
Authority 9.75% 9/1/21	342,000	368,077
Neiman Marcus Group 144A
8.00% 10/15/21 #	105,000	90,373
		1,864,467
Consumer Non-Cyclical – 2.78%
Albertsons 144A
6.625% 6/15/24 #	185,000	199,079
Dean Foods 144A
6.50% 3/15/23 #	145,000	154,425
Herc Rentals
144A 7.50% 6/1/22 #	50,000	52,125
144A 7.75% 6/1/24 #	135,000	141,413
JBS USA 144A
5.75% 6/15/25 #	255,000	260,100
Kronos Acquisition Holdings
144A 9.00% 8/15/23 #	265,000	276,925
Mallinckrodt International
Finance 144A
5.50% 4/15/25 #	35,000	34,650
NBTY 144A
7.625% 5/15/21 #	275,000	281,875
NES Rentals Holdings 144A
7.875% 5/1/18 #	115,000	112,700
Prestige Brands 144A
5.375% 12/15/21 #	95,000	98,919

(continues)	NQ-DDF [8/16] 10/16 (17657) 5

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Prime Security Services
Borrower 144A
9.25% 5/15/23 #	340,000	$371,025
Revlon Escrow 144A
6.25% 8/1/24 #	105,000	109,463
SUPERVALU 7.75% 11/15/22	90,000	85,500
Team Health 144A
7.25% 12/15/23 #	150,000	163,875
US Foods 144A
5.875% 6/15/24 #	155,000	163,137
		2,505,211
Energy – 4.32%
Antero Resources
5.375% 11/1/21	70,000	70,437
5.625% 6/1/23	110,000	110,825
6.00% 12/1/20	35,000	36,006
Baytex Energy 144A
5.625% 6/1/24 #	105,000	85,575
Cheniere Corpus Christi
Holdings 144A
7.00% 6/30/24 #	100,000	107,500
Continental Resources
5.00% 9/15/22	100,000	97,250
Energy Transfer Equity
7.50% 10/15/20	115,000	126,500
Freeport-McMoran Oil & Gas
6.50% 11/15/20	200,000	201,500
6.875% 2/15/23	90,000	87,975
Genesis Energy
5.75% 2/15/21	165,000	164,587
6.00% 5/15/23	40,000	40,000
6.75% 8/1/22	114,000	116,850
Hilcorp Energy I
144A 5.00% 12/1/24 #	97,000	94,575
144A 5.75% 10/1/25 #	71,000	69,935
Holly Energy Partners 144A
6.00% 8/1/24 #	105,000	107,625
Laredo Petroleum
7.375% 5/1/22	200,000	203,000
Murphy Oil 6.875% 8/15/24	180,000	188,464
Murphy Oil USA
6.00% 8/15/23	180,000	191,610
Noble Holding International
5.00% 3/16/18	100,000	98,575
NuStar Logistics
6.75% 2/1/21	165,000	176,137
Oasis Petroleum
6.875% 3/15/22	255,000	238,425
QEP Resources
5.25% 5/1/23	195,000	192,075
Sabine Pass Liquefaction
144A 5.875% 6/30/26 #	80,000	85,900
Southwestern Energy
6.70% 1/23/25	105,000	108,413
Targa Resources Partners
144A 6.75% 3/15/24 #	175,000	186,813
6.875% 2/1/21	155,000	161,200
Tesoro Logistics
6.375% 5/1/24	145,000	155,513
Transocean 5.05% 10/15/22	245,000	196,613
WPX Energy 7.50% 8/1/20	180,000	185,737
		3,885,615
Financials – 0.69%
Ally Financial
5.75% 11/20/25	125,000	133,437
Ares Capital 4.75% 1/15/18	151,000	157,040
Blackhawk Network Holdings
144A 1.50% 1/15/22 #	140,000	141,050
E*TRADE Financial
5.875% 12/29/49 ●	180,000	187,200
		618,727
Healthcare – 3.25%
Community Health Systems
6.875% 2/1/22	89,000	74,315
DaVita HealthCare Partners
5.00% 5/1/25	210,000	213,360
HCA
5.375% 2/1/25	280,000	288,750
5.875% 2/15/26	100,000	105,875
HealthSouth
5.75% 11/1/24	195,000	203,190
5.75% 9/15/25	90,000	94,613
Hill-Rom Holdings 144A
5.75% 9/1/23 #	180,000	189,900
IASIS Healthcare
8.375% 5/15/19	290,000	264,263
Immucor 11.125% 8/15/19	40,000	37,800
Kinetic Concepts
10.50% 11/1/18	110,000	113,575
12.50% 11/1/19	220,000	224,950
Mallinckrodt International
Finance
4.75% 4/15/23	90,000	83,981
144A 5.625% 10/15/23 #	115,000	116,006
MPH Acquisition Holdings
144A 7.125% 6/1/24 #	270,000	290,925

6 NQ-DDF [8/16] 10/16 (17657)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
Tenet Healthcare
8.125% 4/1/22	270,000	$274,725
Valeant Pharmaceuticals
International
144A 5.375% 3/15/20 #	105,000	99,487
144A 6.125% 4/15/25 #	90,000	79,313
144A 6.75% 8/15/18 #	165,000	166,303
		2,921,331
Insurance – 0.67%
HUB International
144A 7.875% 10/1/21 #	215,000	220,375
144A 9.25% 2/15/21 #	50,000	53,000
USI 144A 7.75% 1/15/21 #	190,000	194,750
XLIT 6.50% 10/29/49 ●	175,000	131,425
		599,550
Media – 3.80%
CCO Holdings
144A 5.375% 5/1/25 #	75,000	79,219
144A 5.50% 5/1/26 #	30,000	31,837
144A 5.75% 2/15/26 #	120,000	128,700
144A 5.875% 5/1/27 #	145,000	155,513
Cequel Communications
Holdings I 144A
7.75% 7/15/25 #	200,000	219,500
Columbus Cable Barbados
144A 7.375% 3/30/21 #	200,000	214,750
CSC Holdings 5.25% 6/1/24	328,000	320,003
Gray Television 144A
5.875% 7/15/26 #	210,000	219,450
Midcontinent
Communications &
Midcontinent Finance
144A 6.875% 8/15/23 #	110,000	116,600
Nexstar Escrow 144A
5.625% 8/1/24 #	320,000	327,200
RCN Telecom Services 144A
8.50% 8/15/20 #	150,000	160,500
SFR Group 144A
7.375% 5/1/26 #	400,000	413,500
Sirius XM Radio 144A
5.375% 4/15/25 #	175,000	183,750
Tribune Media
5.875% 7/15/22	200,000	205,500
Unitymedia 144A
6.125% 1/15/25 #	200,000	215,500
VTR Finance 144A
6.875% 1/15/24 #	200,000	210,440
WideOpenWest Finance
10.25% 7/15/19	210,000	222,075
		3,424,037
Services – 3.82%
Air Medical Merger Sub 144A
6.375% 5/15/23 #	280,000	275,100
BlueLine Rental Finance 144A
7.00% 2/1/19 #	185,000	160,950
Boyd Gaming
6.875% 5/15/23	240,000	260,400
Communications Sales &
Leasing
144A 6.00% 4/15/23 #	75,000	78,187
8.25% 10/15/23	80,000	83,800
ESH Hospitality 144A
5.25% 5/1/25 #	265,000	266,243
GEO Group
5.125% 4/1/23	80,000	71,800
5.875% 1/15/22	500,000	475,000
5.875% 10/15/24	100,000	90,500
6.00% 4/15/26	130,000	117,163
GFL Environmental 144A
9.875% 2/1/21 #	115,000	125,925
Golden Nugget Escrow 144A
8.50% 12/1/21 #	55,000	57,750
Iron Mountain U.S. Holdings
144A 5.375% 6/1/26 #	195,000	199,631
Mattamy Group 144A
6.50% 11/15/20 #	130,000	129,025
OPE KAG Finance Sub 144A
7.875% 7/31/23 #	155,000	148,025
Penske Automotive Group
5.50% 5/15/26	185,000	185,577
Scientific Games
8.125% 9/15/18	95,000	95,594
Scientific Games International
10.00% 12/1/22	110,000	102,300
United Rentals North America
5.75% 11/15/24	180,000	189,000
Vander Intermediate Holding
II 144A PIK 9.75%
2/1/19 #❆	84,200	45,468
XPO Logistics
144A 6.125% 9/1/23 #	70,000	72,100
144A 6.50% 6/15/22 #	200,000	208,750
		3,438,288
Technology – 2.14%
Diamond 1 Finance 144A PIK
8.10% 7/15/36 #❆	145,000	168,878

(continues)	NQ-DDF [8/16] 10/16 (17657) 7

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Technology (continued)
First Data 144A
7.00% 12/1/23 #	461,000	$484,626
Infor U.S. 6.50% 5/15/22	240,000	244,500
Micron Technology 144A
7.50% 9/15/23 #	85,000	93,925
Microsemi 144A
9.125% 4/15/23 #	200,000	230,000
Sensata Technologies UK
Financing 144A
6.25% 2/15/26 #	200,000	220,250
Solera 144A
10.50% 3/1/24 #	120,000	133,500
Verint Systems 1.50% 6/1/21	302,000	281,615
Western Digital 144A
10.50% 4/1/24 #	65,000	73,613
		1,930,907
Technology & Electronics – 0.28%
CommScope 144A
5.50% 6/15/24 #	70,000	73,763
Entegris 144A
6.00% 4/1/22 #	140,000	146,125
Infor Software Parent 144A
PIK 7.125% 5/1/21 #❆	35,000	32,987
		252,875
Telecommunications – 1.33%
Cogent Communications
Group 144A
5.375% 3/1/22 #	60,000	62,100
Digicel 144A 6.75% 3/1/23 #	200,000	183,500
Digicel Group 144A
8.25% 9/30/20 #	221,000	201,110
Sprint 7.125% 6/15/24	170,000	159,375
T-Mobile USA
6.00% 3/1/23	100,000	106,379
6.00% 4/15/24	40,000	42,700
6.375% 3/1/25	75,000	80,906
6.50% 1/15/26	140,000	153,737
Wind Acquisition Finance
144A 7.375% 4/23/21 #	200,000	206,500
		1,196,307
Utilities – 1.65%
AES
5.50% 4/15/25	160,000	164,870
6.00% 5/15/26	25,000	26,563
AmeriGas Partners
5.875% 8/20/26	240,000	258,000
Calpine
5.50% 2/1/24	100,000	100,250
Calpine
5.75% 1/15/25	250,000	250,000
Dynegy
7.375% 11/1/22	15,000	14,887
7.625% 11/1/24	250,000	246,250
Emera 6.75% 6/15/76 ●	180,000	194,984
Enel 144A
8.75% 9/24/73 #●	200,000	234,000
		1,489,804
Total Corporate Bonds
(cost $33,510,125)		34,608,435

Senior Secured Loans – 2.50%«
Accudyne Industries Borrower
1st Lien 4.00% 12/13/19	204,636	182,637
Amaya Holdings 1st Lien
5.00% 8/1/21	169,146	167,677
Applied Systems Tranche 2nd
Lien 7.50% 1/23/22 @	275,854	277,578
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	196,062	196,960
Blue Ribbon Tranche 1st Lien
5.00% 11/13/21	75,750	76,081
Chesapeake Energy Tranche
1st Lien 8.50% 8/23/21	75,000	77,328
Flint Group 2nd Lien
8.25% 9/7/22 @	175,000	165,375
FMG Resources August 2006
Pty 1st Lien
3.75% 6/30/19	189,442	188,478
Frank Russell Tranche B 1st
Lien 6.75% 6/1/23	108,000	101,858
Immucor 5.00% 8/17/18	154,599	150,734
KIK Custom Products 1st Lien
6.00% 8/26/22 @	124,162	124,084
KRATON Polymers Tranche B
1st Lien 6.00% 1/6/22	35,000	35,003
Mohegan Tribal Gaming
Authority Tranche B
5.50% 6/15/18	119,370	119,501
Neiman Marcus Group
Tranche 1st Lien
4.25% 10/25/20	49,872	46,908
Solera Tranche B 1st Lien
5.75% 3/3/23	64,838	65,349
Stardust Finance Holdings
Tranche 2nd Lien
10.50% 3/13/23	90,000	89,550

8 NQ-DDF [8/16] 10/16 (17657)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans« (continued)
Stardust Finance Holdings
Tranche B 1st Lien
6.50% 3/13/22 @	93,997	$93,527
Windstream Services Tranche
B6 1st Lien
5.75% 3/29/21	89,775	90,561
Total Senior Secured Loans
(cost $2,208,560)		2,249,189

	Number of shares
Master Limited Partnership – 0.75%
Ares Management	15,100	276,028
Brookfield Infrastructure
Partners	8,400	402,696
Total Master Limited
Partnership (cost $479,230)		678,724

Preferred Stock – 0.94%
Bank of America 6.50% ●	220,000	240,097
GMAC Capital Trust I
6.602% ●	8,000	202,080
Morgan Stanley 5.55% ●	185,000	189,856
Northstar Realty Finance
8.50%	8,300	211,733
Total Preferred Stock
(cost $787,516)		843,766

Warrant – 0.00%
Wheeler Real Estate
Investment Trust strike
price $5.50, expiration
date 4/29/19 @†	7,872	708
Total Warrant (cost $65)		708

	Principal
	amount°
Short-Term Investments – 0.41%
Discount Notes – 0.23%≠
Federal Home Loan Bank
0.315% 11/1/16	167,123	167,038
0.335% 9/19/16	9,807	9,806
0.39% 9/23/16	14,917	14,915
0.391% 9/21/16	12,229	12,227
		203,986
U.S. Treasury Obligation – 0.18%≠
U.S. Treasury Bill
0.256% 11/3/16	167,123	167,045
		167,045
Total Short-Term
Investments
(cost $371,028)		371,031

Total Value of
Securities – 145.14%
(cost $108,928,395)		130,642,163

	Number of
	contracts
Options Written – (0.04%)
Equity Call Options – (0.04%)
GEO Group Strick price
$22.50, expiration date
9/16/16 (MSC)	(500)	(12,500)
JC Penney Strick Price $9.50,
expiration date 9/16/16
(MSC)	(1,000)	(27,000)
Total Options Written
(premium received $(96,082))		(39,500)

Borrowing Under Line of
Credit – (44.44%)		(40,000,000)
Liabilities Net of
Receivables and Other
Assets – (0.66%)		(591,438)
Net Assets Applicable to
8,092,798 Shares
Outstanding – 100.00%		$90,011,225
___________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2016, the aggregate value of Rule 144A securities was $20,641,369,which represents 22.93% of the Fund’s net assets.

@	Illiquid security. At Aug. 31, 2016, the aggregate value of illiquid securities was $9,788,652, which represents 10.87% of the Fund’s net assets.
❆	100% of the income received was in the form of cash.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Aug. 31, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Aug. 31, 2016.

(continues)	NQ-DDF [8/16] 10/16 (17657) 9

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Aug. 31, 2016. Interest rates reset periodically.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect atAug. 31, 2016.

Summary of abbreviations:
MSC – Morgan Stanley Capital
PIK – Payment-in-kind
REIT – Real Estate Investment Trust

10 NQ-DDF [8/16] 10/16 (17657)

Notes

Delaware Investments® Dividend and Income Fund, Inc.
August 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments® Dividend and Income Fund, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. Debt securities are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occured in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Aug. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$108,928,395
Aggregate unrealized appreciation of investments	$25,354,282
Aggregate unrealized depreciation of investments	(3,640,514)
Net unrealized appreciation of investments	$21,713,768

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)	NQ-DDF [8/16] 10/16 (17657) 11

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Common Stock	$83,697,206	$—	$—	$83,697,206
Convertible Preferred Stock[1]	1,659,254	55,257	—	1,714,511
Convertible Bond	—	6,478,593	—	6,478,593
Corporate Debt	—	34,608,435	—	34,608,435
Senior Secured Loans	—	2,249,189	—	2,249,189
Master Limited Partnership	678,724	—	—	678,724
Preferred Stock[1]	413,813	429,953	—	843,766
Warrant	708	—	—	708
Short-Term Investments	—	371,031	—	371,031
Total Value of Securities	$86,449,705	$44,192,458	$—	$130,642,163

Option Written	$(39,500)	$—	$—	$(39,500)

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced instruments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	96.78%	3.22%	—	100.00%
Preferred Stock	49.04%	50.96%	—	100.00%

During the period ended Aug. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occuring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognized transfers between levels at the beginning of the reporting period.

12 NQ-DDF [8/16] 10/16 (17657)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2016 that would require recognition or disclosure in the Fund’s ”Schedule of investments.“

NQ-DDF [8/16] 10/16 (17657) 13

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: